LONG-TERM DEBT - Schedule of Activity and Summary of Principal Repayments (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017 CAD	Jun. 30, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Outstanding at December 31			CAD 34,677,000,000	CAD 40,048,000,000
Current portion of long-term debt			(2,866,000,000)	(1,838,000,000)
Unamortized debt discount and issue costs			(174,000,000)	(191,000,000)
Fair value adjustments			238,000,000	293,000,000
Long-term debt, excluding current maturities			31,875,000,000	38,312,000,000
Decrease in fair value of interest rate hedge			4,000,000	0
Repayments of Long-term Debt [Abstract]
2018			2,866,000,000
2019			3,189,000,000
2020			2,834,000,000
2021			2,085,000,000
2022			1,929,000,000
Columbian Pipeline
Debt Instrument [Line Items]
Estimated increase (decrease) in fair value of acquired liabilities, long-term debt	CAD 300,000,000	$ 231,000,000	242,000,000	293,000,000
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding at December 31			26,149,000,000	29,303,000,000
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Dates Between 2018 and 2020
Debt Instrument [Line Items]
Outstanding at December 31			CAD 500,000,000	CAD 600,000,000
Interest Rate			10.80%	10.70%	10.80%		10.70%
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Date of 2021
Debt Instrument [Line Items]
Outstanding at December 31			CAD 501,000,000	CAD 537,000,000	$ 400,000,000		$ 400,000,000
Interest Rate			9.90%	9.90%	9.90%		9.90%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes
Debt Instrument [Line Items]
Outstanding at December 31			CAD 6,504,000,000	CAD 5,804,000,000
Interest Rate			4.90%	4.60%	4.90%		4.60%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding at December 31			CAD 18,644,000,000	CAD 19,660,000,000	$ 14,892,000,000		$ 14,642,000,000
Interest Rate			5.10%	5.10%	5.10%		5.10%
TRANSCANADA PIPELINES LIMITED | Acquisition Bridge Facility
Debt Instrument [Line Items]
Outstanding at December 31			CAD 0	CAD 2,702,000,000	$ 0		$ 2,013,000,000
Interest Rate			0.00%	1.90%	0.00%		1.90%
NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding at December 31			CAD 895,000,000	CAD 917,000,000
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Dates of 2024
Debt Instrument [Line Items]
Outstanding at December 31			CAD 100,000,000	CAD 100,000,000
Interest Rate			9.90%	9.90%	9.90%		9.90%
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Date of 2023
Debt Instrument [Line Items]
Outstanding at December 31			CAD 250,000,000	CAD 269,000,000	$ 200,000,000		$ 200,000,000
Interest Rate			7.90%	7.90%	7.90%		7.90%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity between 2025 and 2030
Debt Instrument [Line Items]
Outstanding at December 31			CAD 504,000,000	CAD 504,000,000
Interest Rate			7.40%	7.40%	7.40%		7.40%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity Date of 2026
Debt Instrument [Line Items]
Outstanding at December 31			CAD 41,000,000	CAD 44,000,000	$ 33,000,000		$ 33,000,000
Interest Rate			7.50%	7.50%	7.50%		7.50%
TRANSCANADA PIPELINE USA LTD. | Acquisition Bridge Facility
Debt Instrument [Line Items]
Outstanding at December 31			CAD 0	CAD 2,283,000,000	$ 0		$ 1,700,000,000
Interest Rate			0.00%	1.90%	0.00%		1.90%
Columbian Pipeline | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding at December 31			CAD 3,443,000,000	CAD 3,692,000,000	$ 2,750,000,000		$ 2,750,000,000
Interest Rate			4.00%	4.00%	4.00%		4.00%
TC PIPELINES, LP
Debt Instrument [Line Items]
Outstanding at December 31			CAD 2,573,000,000	CAD 2,054,000,000
TC PIPELINES, LP | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding at December 31			CAD 1,502,000,000	CAD 940,000,000	$ 1,200,000,000		$ 700,000,000
Interest Rate			4.40%	4.70%	4.40%		4.70%
TC PIPELINES, LP | Unsecured Loan Facility
Debt Instrument [Line Items]
Outstanding at December 31			CAD 232,000,000	CAD 215,000,000	$ 185,000,000		$ 160,000,000
Interest Rate			2.70%	1.90%	2.70%		1.90%
TC PIPELINES, LP | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding at December 31			CAD 839,000,000	CAD 899,000,000	$ 670,000,000		$ 670,000,000
Interest Rate			2.70%	1.90%	2.70%		1.90%
TC PIPELINES, LP | Unsecured Term Loan Maturing October 2020
Debt Instrument [Line Items]
Outstanding at December 31 | $						$ 170,000,000
TC PIPELINES, LP | Unsecured Term Loan Maturing October 2022
Debt Instrument [Line Items]
Outstanding at December 31 | $						$ 500,000,000
ANR PIPELINE COMPANY | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding at December 31			CAD 842,000,000	CAD 903,000,000	$ 672,000,000		$ 672,000,000
Interest Rate			7.20%	7.20%	7.20%		7.20%
GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Outstanding at December 31			CAD 382,000,000	CAD 423,000,000
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding at December 31			CAD 313,000,000	CAD 336,000,000	$ 250,000,000		$ 250,000,000
Interest Rate			5.60%	5.60%	5.60%		5.60%
GAS TRANSMISSION NORTHWEST LLC | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding at December 31			CAD 69,000,000	CAD 87,000,000	$ 55,000,000		$ 65,000,000
Interest Rate			1.10%	1.60%	1.10%		1.60%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding at December 31			CAD 324,000,000	CAD 373,000,000	$ 259,000,000		$ 278,000,000
Interest Rate			7.70%	7.70%	7.70%		7.70%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Senior Secured Notes
Debt Instrument [Line Items]
Outstanding at December 31			CAD 38,000,000	CAD 71,000,000	$ 30,000,000		$ 53,000,000
Interest Rate			6.00%	6.00%	6.00%		6.00%
TUSCARORA GAS TRANSMISSION COMPANY
Debt Instrument [Line Items]
Outstanding at December 31			CAD 31,000,000	CAD 29,000,000
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding at December 31			CAD 31,000,000	CAD 13,000,000	$ 25,000,000		$ 10,000,000
Interest Rate			1.10%	1.90%	1.10%		1.90%
TUSCARORA GAS TRANSMISSION COMPANY | Senior Secured Notes
Debt Instrument [Line Items]
Outstanding at December 31			CAD 0	CAD 16,000,000	$ 0		$ 12,000,000
Interest Rate			0.00%	4.00%	0.00%		4.00%